Common shares	12 Months Ended
Dec. 31, 2014
Common shares [Abstract]
Common shares
21.	Common shares

On October 31, 2012, several executives of the Company converted in aggregate 5,068,000 vested restricted shares into common shares.

Upon the completion of the Company's IPO on November 21, 2012(Note 1(c)), the Company's shares were divided into Class A common shares and Class B common shares, par value of US$0.00001. Holders of Class A common shares and Class B common shares have the same rights, except for voting rights and conversion rights. Holders of Class A common shares are entitled to one vote per share in all shareholders' meetings, while holders of Class B common shares are entitled to ten votes per share. Each Class B common share is convertible into one Class A common share at any time at the discretion of the Class B shareholders thereof, while Class A common shares are not convertible into Class B common shares under any circumstances. The impact of dividing Class A and Class B commons shares has been retroactively reflected in the Company's capital structure in the consolidated financial statements.

As of December 31, 2012, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 179,400,000 Class A common shares and 907,833,224 Class B common shares had been issued and outstanding, respectively.

During the year ended December 31, 2013, 21,256,900 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share units, 422,001,838 Class B common shares were converted to Class A common shares.

As of December 31, 2013, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 622,658,738 Class A common shares and 485,831,386 Class B common shares had been issued and outstanding, respectively.

During the year ended December 31, 2014, 25,036,140 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share units and 58,478,690 Class B common shares were converted to Class A common shares.

As of December 31, 2014, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 706,173,568 Class A common shares and 427,352,696 Class B common shares had been issued and outstanding, respectively.